Income Taxes (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 32,764	$ 65,766
Operating loss carry forward future year	taxable income through 2034	taxable income through 2035
Statutory federal income tax rate		34.00%
Operating loss carry-forward subjects to expiration dates		$ 65,766
Operating loss carry forward expire term		20 years